Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2013
Fair Values of Derivative Instruments

The following tables summarize information regarding Nucor’s derivative instruments:

Fair Value of Derivative Instruments (in thousands)
		Fair Value at December 31,
	Consolidated Balance Sheet Location	2013	2012
Liability derivatives not designated as hedging instruments:
Commodity contracts	Accrued expenses and other current liabilities	$(553)	$(303)
Foreign exchange contracts	Accrued expenses and other current liabilities	(2)	(15)

Total liability derivatives not designated as hedging instruments		$(555)	$(318)

Designated as Hedging Instrument [Member]
Effect of Derivative Instruments on Condensed Consolidated Statements of Earnings

The Effect of Derivative Instruments on the Consolidated Statements of Earnings

Derivatives Designated as Hedging Instruments (in thousands)

Derivatives in Cash Flow Hedging Relationships	Statement of Earnings Location	Amount of Gain or (Loss) Recognized in OCI on Derivatives (Effective Portion)			Amount of Gain or (Loss) Reclassified from Accumulated OCI into Earnings (Effective Portion)			Amount of Gain or (Loss) Recognized in Earnings on Derivatives (Ineffective Portion)
		2013	2012	2011	2013	2012	2011	2013	2012	2011
Commodity contracts	Cost of products sold	$—	$(2,264)	$(8,454)	$—	$(42,515)	$(37,093)	$—	$500	$600

Not Designated as Hedging Instrument [Member]
Effect of Derivative Instruments on Condensed Consolidated Statements of Earnings
Derivatives Not Designated as Hedging Instruments (in thousands)
Derivatives Not Designated as Hedging Instruments	Statement of Earnings Location	Amount of Gain or (Loss) Recognized in Earnings on Derivatives
		2013	2012	2011
Commodity contracts	Cost of products sold	$4,622	$1,321	$11,757
Foreign exchange contracts	Cost of products sold	112	198	(665)

Total		$4,734	$1,519	$11,092